Finance Lease Receivables - Schedule of Finance Lease Receivable (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
Gross investment in finance lease receivables	$ 107,721,044	¥ 749,932,364	¥ 1,381,250,930
Less: unearned income	(10,348,884)	(72,046,860)	(194,596,102)
Net investment in finance lease receivables	97,372,160	677,885,504	1,186,654,828
Less: allowance for finance lease receivables	(5,736,021)	(39,933,036)	(28,765,413)
Finance lease receivables, net	$ 91,636,139	¥ 637,952,468	¥ 1,157,889,415